COST OF REVENUES	12 Months Ended
Dec. 31, 2022
COST OF REVENUES

NOTE 23 – COST OF REVENUES:

	Year Ended December 31
	2022	2021	2020

Payroll and related expenses	$2,383	$1,096	$493
Subcontractor and outsourced work	103	162	65
Materials and components consumed	4,650	291	90
Depreciation	131	-	-
Car maintenance	165	373	147
Other	85	107	58
	7,517	2,029	853